Schedule of Components of Income Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current:
Federal
State
Foreign					214,398
Total current					214,398
Deferred:
Federal
State
Foreign					(153,781)
Total deferred					(153,781)
Effective tax rate	$ (81,000)	$ (231,000)	$ (133,000)	$ (157,000)	$ 60,617